Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of balance sheet impact of leases
For lease agreements entered into or reassessed after the adoption of the new leases standard, we combine lease and nonlease components.

Classification	2020	2019
	(dollars in thousands)
Right-of-Use Assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(262,774)	(257,504)
Total finance lease assets	$39,958	$45,228

Lease liabilities - Finance leases
Obligations under finance leases	$68,876	$75,649
Long-term debt and finance leases due within one year	6,773	6,081
Total finance lease liabilities	$75,649	$81,730

Classification	2020	2019
	(dollars in thousands)
Right-of-Use Assets - Operating leases
Electric plant in service	$3,283	$3,237
Total operating lease assets	$3,283	$3,237

Lease liabilities - Operating leases
Capitalization - Other	$2,388	$2,293
Other current liabilities	990	1,252
Total operating lease liabilities	$3,378	$3,545

Schedule of lease cost

		2020	2019
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$5,376	$4,756
Interest on lease liabilities	Interest expense	$8,868	$9,488

Operating lease cost	Inventory(1) & production expense	$1,305	$3,179
Total lease cost		$15,549	$17,423

(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

Summary of lease terms and discount rates

	December 31, 2020	December 31, 2019
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	7.86	8.84
Operating leases	7.27	7.39

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	4.63%	5.12%

Schedule of cash paid for amounts included in the measurement of lease liabilities

	2020	2019
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$8,868	$9,488
Operating cash flows from operating leases	$1,540	$3,710
Financing cash flows from finance leases	$6,082	$5,461

Right-of-use assets obtained in exchange for new operating lease liabilities	$1,227	$6,983

Schedule of maturities of finance and operating lease liabilities	Maturity analysis of our finance and operating lease liabilities as of December 31, 2020 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2021	$14,949	$1,119	$16,068
2022	14,949	929	15,878
2023	14,949	708	15,657
2024	14,949	234	15,183
2025	14,949	72	15,021
Thereafter	40,583	1,012	41,595
Total lease payments	$115,328	$4,074	$119,402
Less: imputed interest	(39,679)	(696)	(40,375)
Present value of lease liabilities	$75,649	$3,378	$79,027

Schedule of lessor's income from leases	Lease income recognized during 2020 and 2019 was as follows:

	2020	2019
Lease income	$6,171	$6,071